Operating Segments (Details) $ in Thousands	6 Months Ended		12 Months Ended
	Oct. 31, 2024 USD ($)	Oct. 31, 2023 USD ($)	Oct. 31, 2024 USD ($) Segments	Apr. 30, 2023 USD ($)	Apr. 30, 2022 USD ($)
Operating Segments [Line Items]
Number of operating segments (in Segments) | Segments			3
Revenue from customers		$ 8,673	$ 22,814	$ 33,066	$ 25,271
Non-current assets	$ 418,379	86,934	418,379
Hong Kong [Member]
Operating Segments [Line Items]
Revenue from customers	9,240	4,536		31,736	25,158
Non-current assets	69,045	69,871	69,045
Singapore [Member]
Operating Segments [Line Items]
Revenue from customers	13,574	70		223	$ 113
Non-current assets	189,907	16,775	189,907
Canada [Member]
Operating Segments [Line Items]
Revenue from customers		$ 4,067		$ 1,107
Europe [Member]
Operating Segments [Line Items]
Non-current assets	119,524		119,524
Americas [Member]
Operating Segments [Line Items]
Non-current assets	$ 15,227		$ 15,227